PREPAID EXPENSES AND DEPOSITS (Tables)	12 Months Ended
Jun. 30, 2023
Schedule ofprepaid expenses
	June 30, 2023 $	June 30, 2022 $
Rental deposits	94,925	223,490
Prepaid insurance	9,612	7,039
Prepaid expenses	104,956	154,837
Total	209,493	385,366